Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	21.00%	35.00%	35.00%
State income taxes	5.40%	0.70%	1.20%
Tax Legislation benefit	(3.90%)	(65.10%)
Other	(0.40%)	(0.30%)	(0.90%)
Effective income tax rate - expense (benefit)	22.10%	(29.70%)	35.30%